Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2020
Certain risks and concentration
Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries

The following consolidated financial information of the Group’s VIE and its subsidiaries from continuing operations was included in the accompanying consolidated financial statements, before elimination of balances with the Company and its subsidiaries, as of and for the years ended:

	As of December 31,
(In thousands)	2019	2020
Current assets:
Cash and cash equivalents	34,847	14,284
Short-term investments	292	—
Accounts receivable, net	30,686	32,485
Due from related parties	1,644	10,955
Inventories	5,330	1,726
Prepayments and other current assets	20,747	15,712
Total current assets	93,546	75,162
Non-current assets:
Long-term investments	5,337	5,706
Deferred tax assets	985	—
Property and equipment, net	38,417	50,532
Intangible assets, net	9,426	8,857
Goodwill	20,382	22,607
Other long-term prepayments and non-current assets	313	905
Right-of-use assets	8,619	1,915
Restricted cash	2,983	1,541
Total non-current assets	86,462	92,063
Total assets	180,008	167,225
Current liabilities:
Accounts payable (including inter-companies balances with the Company and its subsidiaries of USD 21,297 and USD 30,439 as of December 31, 2019 and 2020, respectively (note a))	45,162	51,027
Due to a related party	2	55
Contract liabilities and deferred income, current portion	31,988	34,040
Income tax payable	2,436	2,500
Accrued liabilities and other payables (including inter-companies balances with the Company and its subsidiaries of USD 152,904 and USD 152,611 as of December 31, 2019 and 2020, respectively (note b))	191,406	185,972
Lease liabilities, current portion	4,621	1,912
Total current liabilities	275,615	275,506
Non-current liabilities:
Contract liabilities and deferred income, non-current portion	1,223	920
Deferred tax liabilities	1,179	1,085
Lease liabilities, non-current portion	4,073	27
Bank borrowings	11,324	19,924
Total non-current liabilities	17,799	21,956
Total liabilities	293,414	297,462

	Years ended December 31,
(In thousands)	2018	2019	2020
Net revenues from continuing operations	231,616	177,520	186,413
Net loss attributable to Xunlei Limited	(40,728)	(56,328)	(10,673)

	Years ended December 31,
(In thousands)	2018	2019	2020
Net cash provided by/(used in) operating activities	7,548	(16,047)	(21,008)
Net cash used in investing activities	(7,925)	(5,001)	(9,160)
Net cash provided by financing activities	2,096	11,707	7,154
	1,719	(9,341)	(23,014)